SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets
2025	$ 4,904
2026	5,233
Less: interest	(870)
Total lease liabilities	9,267	$ 7,747
Current liabilities	4,581	3,482
Non-current liabilities	4,686	4,265
Total lease payments	$ 9,267	$ 7,747